     As filed with the Securities and Exchange Commission on March 02, 2006

                                              1933 Act Registration No. 33-87254
                                             1940 Act Registration No. 811-08764

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/

                       Pre-Effective Amendment No. _____                / /

                      Post-Effective Amendment No. 21                   /X/

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   /X/

                             Amendment No. 23                           /X/
                        (Check appropriate box or boxes.)

                         UBS PACE SELECT ADVISORS TRUST
               (Exact Name of Registrant as Specified in Charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (212) 882-5000

                              MARK F. KEMPER, ESQ.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                          New York, New York 10019-6114
                     (Name and Address of Agent for Service)

                                   Copies to:
                              JACK W. MURPHY, ESQ.
                                   Dechert LLP
                               1775 I Street, N.W.
                           Washington, D.C. 20006-2401
                            Telephone: (202) 261-3300

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective (check appropriate box):
/ /   immediately upon filing pursuant to paragraph (b)
/X/   on April 03, 2006 pursuant to paragraph (b)
/ /   60 days after filing pursuant to paragraph (a)(1)
/ /   on ____ pursuant to paragraph (a)(1)
/ /   75 days after filing pursuant to paragraph (a)(2)
/ /   on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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                                EXPLANATORY NOTE

This Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A for UBS PACE Select Advisors Trust (the "Registrant") is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 20 from March 03, 2006 to April 03, 2006.
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                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 20 to the Registration Statement on form N-1A of the Registrant under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on December 16, 2005 ("Amendment No. 20").
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                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Amendment No. 20.
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                                     PART C

                                OTHER INFORMATION

Item 23.  EXHIBITS

          (1)  (a)  Certificate of Trust effective September 9, 1994 1/

               (b)  Amended and Restated Trust Instrument 2/

               (c)  Amendment No. 1 to Amended and Restated Trust Instrument 3/

               (d) Certificate of Amendment of PaineWebber PACE Select Advisors Trust 4/

               (e)  Certificate of Vice President and Assistant Secretary 4/

          (2)  (a)  Amended and Restated By-Laws 2/

               (b) Certificate of Amendment to Amended and Restated By-Laws effective September 20, 2001 3/

               (c) Certificate of Amendment to Amended and Restated By-Laws effective April 8, 2002 4/

          (3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 5/

          (4) (a) Investment Management and Administration Agreement, dated as of August 1, 2004 6/

               (b) Amendment to Investment Management and Administration Agreement effective _____ __, 2006 (to be filed)

               (c) Sub-Advisory Agreement with Pacific Investment Management Company LLC with respect to UBS PACE Government Securities Fixed Income Investments dated as of October 10, 2000 2/

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               (d)  Sub-Advisory Agreement with BlackRock Financial Management,
                    Inc. with respect to UBS PACE Intermediate Fixed Income Investments dated as of July 29, 2002 4/

               (e) Sub-Advisory Agreement with Pacific Investment Management Company LLC with respect to UBS PACE Strategic Fixed Income Investments dated as of May 5, 2000 2/

               (f) Sub-Advisory Agreement with Standish Mellon Asset Management Company LLC with respect to UBS PACE Municipal Fixed Income Investments dated as of August 1, 2001 3/

               (g) Sub-Advisory Agreement with Rogge Global Partners plc with respect to UBS PACE Global Fixed Income Investments dated as of October 10, 2000 2/

               (h) Sub-Advisory Agreement with Fischer Francis Trees & Watts, Inc. and its affiliates with respect to UBS PACE Global Fixed Income Investments dated as of November 13, 2000 7/

               (i) Sub-Advisory Agreement with SSgA Funds Management, Inc. with respect to UBS PACE Large Co Value Equity Investments dated as of October 10, 2000 and related Parent Guarantee dated as of April 30, 2001 7/

               (j) Sub-Advisory Agreement with Institutional Capital Corporation with respect to UBS PACE Large Co Value Equity Investments dated as of July 1, 2000 2/

               (k) Sub-Advisory Agreement with Westwood Management Corporation with respect to UBS PACE Large Co Value Equity Investments dated as of July 1, 2000 2/

               (l) Sub-Advisory Agreement with GE Asset Management Incorporated with respect to UBS PACE Large Co Growth Equity Investments dated as of September 16, 2002 4/

               (m) Sub-Advisory Agreement with Marsico Capital Management, LLC with respect to UBS PACE Large Co Growth Equity Investments dated as of September 16, 2002 4/

               (n) Sub-Advisory Agreement with SSgA Funds Management, Inc. with respect to UBS PACE Large Co Growth Equity Investments dated as of May 1, 2001 and related Parent Guarantee dated as of April 30, 2001 7/

               (o) Sub-Advisory Agreement with Ariel Capital Management, LLC with respect to UBS PACE Small/Medium Co Value Equity Investments dated as of October 4, 1999, as amended February 1, 2004 6/

               (p) Sub-Advisory Agreement with Delaware Management Company with respect to UBS PACE Small/Medium Co Growth Equity Investments dated as of December 16, 1996, as amended and restated June 30, 2004 6/

               (q) Sub-Advisory Agreement with Martin Currie Inc. with respect to UBS PACE International Equity Investments dated as of October 10, 2000 6/

               (r) Sub-Advisory Agreement with Gartmore Global Partners with respect to UBS PACE International Emerging Markets Equity Investments dated as of August 2, 2002 4/

               (s) Sub-Advisory Agreement with J.P. Morgan Investment Management Inc. with respect to UBS PACE International Equity Investments dated as of April 1, 2004 8/

               (t) Form of Sub-Advisory Agreement with Mondrian Investment Partners Limited with respect to UBS PACE International Equity Investments 8/

               (u) Sub-Advisory Agreement with Mondrian Investment Partners Limited with respect to UBS PACE International Emerging Markets Equity Investments dated as of September 28, 2004 8/

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               (v)  Sub-Advisory Agreement with Metropolitan West Capital
                    Management, LLC with respect to UBS PACE Small/Medium Co Value Equity Investments dated as of October 1, 2005 9/

               (w) Sub-Advisory Agreement with Opus Capital Management, Inc. with respect to UBS PACE Small/Medium Co Value Equity Investments dated as of October 1, 2005 9/

               (x) Sub-Advisory Agreement with Forstmann-Leff Associates, LLC with respect to UBS PACE Small/Medium Co Growth Equity Investments dated as of October 1, 2005 9/

               (y) Sub-Advisory Agreement with Riverbridge Partners, LLC with respect to UBS PACE Small/Medium Co Growth Equity Investments dated as of October 1, 2005 9/

               (z) Sub-Advisory Agreement with Analytic Investors, Inc. with respect to UBS PACE Alternative Strategies Investments expected to be dated as of _______ ___, 2006 (to be filed)

               (aa) Sub-Advisory Agreement with Wellington Management Company,
                    LLP with respect to UBS PACE Alternative Strategies Investments expected to be dated as of ________ ___, 2006 (to be filed)

               (bb) Sub-Advisory Agreement with MacKay Shields, LLC with respect to UBS PACE High Yield Investments expected to be dated as of _________ ___, 2006 (to be filed)

          (5)  (a)  Principal Underwriting Contract 3/

               (b) Amendment to Principal Underwriting Contract effective _______ __, 2006 (to be filed)

               (c)  Dealer Agreement with UBS Financial Services Inc. 3/

               (d) Amendment to Dealer Agreement with UBS Financial Services Inc. effective ______ __, 2006 (to be filed)

               (e)  Form of Selected Dealer Agreement 3/

               (f) Amendment to Form of Selected Dealer Agreement effective _________ __, 2006 (to be filed)

          (6)  Bonus, profit sharing or pension plans - none

          (7)  (a)  Custodian Agreement 1/

               (b)  Amendment to Custody Contract dated August 3, 1999 3/

               (c)  Amendment to Custodian Contract dated February 15, 2001 3/

               (d) Amendment to Custodian Agreement dated as of __________ ___, 2006 (to be filed)

          (8) (a) Transfer Agency Agreement dated as of August 18, 1995 (Class P shares) 10/

               (b) Amendment to Transfer Agency Agreement dated as of November 27, 2000 (Class P shares) 3/

               (c) Amendment to Transfer Agency Agreement dated as of ________ ___, 2006 (Class P shares) (to be filed)

               (d) Transfer Agency - Related Services Delegation Agreement dated as of February 13, 2001 (Class P shares) 3/

               (e) Amendment to Transfer Agency - Related Services Delegation Agreement dated as of _________ ___, 2006 (Class P shares) (to be filed)

               (f) Transfer Agency and Related Services Agreement dated as of November 27, 2000 (Class A, B, C and Y shares) 3/

               (g) Amendment to Transfer Agency and Related Services Agreement dated as of ________ ___, 2006 (Class A, B, C and Y shares) (to be filed)

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               (h)  Transfer Agency - Related Services Delegation Agreement
                    dated as of November 27, 2000 (Class A, B, C and Y shares)
                    3/

               (i) Amendment to Transfer Agency - Related Services Delegation Agreement dated as of _________ __, 2006 (Class A, B, C and Y shares) (to be filed)

               (j) Amendment to Transfer Agency Agreement and Related Services Agreement 11/

          (9)  Opinion and Consent of Counsel (to be filed)

          (10) Other opinions, appraisals, rulings and consents: Auditors' Consent (to be filed)

          (11) Financial Statements omitted from prospectus - none

          (12) Letter of investment intent 12/

          (13) Plans pursuant to Rule 12b-1

               (a) Shareholder Services Plan pursuant to Rule 12b-1 with respect to Class A shares 6/

               (b) Amendment to Shareholder Services Plan pursuant to Rule 12b-1 with respect to Class A shares effective _______ __, 2006 (to be filed)

               (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B shares 3/

               (d) Amendment to Plan of Distribution pursuant to Rule 12b-1 with respect to Class B shares effective _______ __, 2006 (to be filed)

               (e) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C shares 3/

               (f) Amendment to Plan of Distribution pursuant to Rule 12b-1 with respect to Class C shares effective _______ __, 2006 (to be filed)

          (14) Plan pursuant to Rule 18f-3 13/

               (a) Amendment to Plan pursuant to Rule 18f-3 effective _______ __, 2006 (to be filed)

          (15) Code of Ethics

               (a) Code of Ethics for Registrant and UBS Global Asset Management (US) Inc. (manager and principal underwriter) 14/

               (b) Code of Ethics for Pacific Investment Management Company LLC 15/

               (c)  Code of Ethics for BlackRock Financial Management, Inc. 4/

               (d) Code of Ethics for Standish Mellon Asset Management Company, LLC 16/

               (e)  Code of Ethics for Rogge Global Partners plc 16/

               (f) Code of Ethics for Fischer Francis Trees & Watts, Inc. and its affiliates 13/

               (g)  Code of Ethics for SSgA Funds Management, Inc. 7/

               (h)  Code of Ethics for Institutional Capital Corporation 17/

               (i)  Code of Ethics for Westwood Management Corporation 17/

               (j)  Code of Ethics for GE Asset Management Incorporated 4/

               (k)  Code of Ethics for Marsico Capital Management, LLC 4/

               (l)  Code of Ethics for Ariel Capital Management, LLC 7/

               (m)  Code of Ethics for Delaware Management Company 4/

               (n)  Code of Ethics for Martin Currie Inc. 13/

               (o)  Code of Ethics for Gartmore Global Partners 4/

               (p)  Code of Ethics for J. P. Morgan Investment Management Inc.
                    8/

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               (q)  Code of Ethics for Mondrian Investment Partners Limited 8/

               (r)  Code of Ethics for Metropolitan West Capital Management, LLC
                    9/

               (s)  Code of Ethics for Opus Capital Management, Inc. 9/

               (t)  Code of Ethics for Forstmann-Leff Associates, LLC 9/

               (u)  Code of Ethics for Riverbridge Partners, LLC 9/

               (v)  Code of Ethics for Analytic Investors, Inc. (to be filed)

               (w) Code of Ethics for Wellington Management Company, LLP (to be filed)

               (x)  Code of Ethics for MacKay Shields, LLC (to be filed)

          (16) (a) Powers of Attorney for Messrs. Armstrong, Beaubien, Beck, Burt and Feldberg 18/

               (b) Powers of Attorney for Messrs. Bernikow and Garil and Ms. Higgins (filed herewith)

1/ Incorporated by reference from Post-Effective Amendment No. 8 to the Registrant's registration statement, SEC File No. 33-87254, filed December 1, 1999.

2/ Incorporated by reference from the Registrant's N-14 registration statement for the series designated UBS PACE Intermediate Fixed Income Investments, SEC File No. 333-49052, filed November 1, 2000.

3/ Incorporated by reference from Post-Effective Amendment No. 14 to the Registrant's registration statement, SEC File No. 33-87254, filed November 2, 2001.

4/ Incorporated by reference from Post-Effective Amendment No. 15 to the Registrant's registration statement, SEC File No. 33-87254, filed November 27, 2002.

5/ Incorporated by reference from Articles IV, VI, IX and X of the Registrant's Trust Instrument and from Articles V and IX of the Registrant's By-Laws.

6/ Incorporated by reference from Post-Effective Amendment No. 18 to the Registrant's registration statement, SEC File No. 33-87254, filed September 29, 2003.

7/ Incorporated by reference from Post-Effective Amendment No. 11 to the Registrant's registration statement, SEC File No. 33-87254, filed on July 31, 2001.

8/ Incorporated by reference from Post-Effective Amendment No. 17 to the Registrant's registration statement, SEC File No. 33-87254, filed November 23, 2004

9/ Incorporated by reference from Post-Effective Amendment No. 19 to the Registrant's registration statement, SEC File No. 33-87254, filed November 28, 2005.

10/ Incorporated by reference from Post-Effective Amendment No. 2 to the Registrant's registration statement, SEC File No. 33-87254, filed October 16, 1996.

11/ Incorporated by reference from Post-Effective Amendment No. 37 to the registration statement of UBS RMA Money Fund Inc., SEC File No 002-78309, filed August 30, 2004.

12/ Incorporated by reference from the Registrant's N-1A registration statement, SEC File No. 33-87254, filed June 19, 1995.

13/ Incorporated by reference from Post-Effective Amendment No. 16 to the Registrant's registration statement, SEC File No. 33-87254, filed November 28, 2003.

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14/       Incorporated by reference from Post-Effective Amendment No. 11 to the registration statement of UBS Index Trust, SEC File No. 333-27917, filed July 28, 2005.

15/ Incorporated by reference from Post-Effective Amendment No. 27 to the registration statement of PaineWebber Securities Trust, SEC File No. 33-55374, filed October 31, 2000.

16/ Incorporated by reference from Post-Effective Amendment No. 10 to the Registrant's registration statement, SEC File No. 33-87254, filed November 9, 2000.

17/ Incorporated by reference from Post-Effective Amendment No. 46 to the registration statement of PaineWebber America Fund, SEC File No. 2-78626, filed October 31, 2000.

18/ Incorporated by reference from Post-Effective Amendment No. 22 to the registration statement of UBS Municipal Money Market Series, SEC File No. 33-36766, filed June 30, 2005.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

Item 25.  INDEMNIFICATION

          Article IX, Section 2 of the Registrant's Amended and Restated Trust Instrument, as amended ("Trust Instrument"), provides that the Registrant will indemnify its trustees, officers, employees, investment managers and administrators and investment advisors to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee, officer, employee, investment manager and administrator or investment advisor; provided that (i) no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or did not act in good faith in the reasonable belief that his or her action was in the best interest of the Registrant, and (ii) no such person shall be indemnified where there has been a settlement, unless there has been a determination that such person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, which determination shall be made (A) by the court or other body approving the settlement, (B) by the vote of at least a majority of those trustees who are neither Interested Persons of the Registrant nor parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry), or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

          "Interested Person" has the meaning provided in the Investment Company Act of 1940, as amended from time to time. Article IX, Section 2(d) of the Trust Instrument also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

          Article IX, Section 1 of the Trust Instrument provides that the trustees and officers of the Registrant (i) shall not be personally liable to any person contracting with, or having a claim against, the Registrant, and (ii) shall not be liable for neglect or wrongdoing by them or any officer, agent, employee or investment advisor of the Registrant, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant.

          Article X, Section 2 of the Trust Instrument provides that, subject to the provisions of Article IX, the trustees shall not be liable for (i) errors of judgment or mistakes of fact or law, or (ii) any act or omission made in accordance with advice of counsel or other experts, or (iii) failure to follow such advice, with respect to the meaning and operation of the Trust Instrument.

          The Registrant undertakes to carry out all indemnification provisions of its Trust Instrument and its Amended and Restated By-laws, as amended, in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

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          Section 9 of the Investment Management and Administration Agreement
("Management and Administration Agreement") with UBS Global Asset Management
(US) Inc. ("UBS Global AM") provides that UBS Global AM shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Management and Administration Agreement relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of UBS Global AM in the performance of its duties, or from its reckless disregard of its obligations and duties under the Management and Administration Agreement. Section 10 of the Management and Administration Agreement provides that the trustees and shareholders shall not be liable for any obligations of the Registrant or any series under the Management and Administration Agreement and that UBS Global AM shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the trustees or shareholders.

          Section 6 of each Sub-Advisory Agreement provides that the applicable Sub-Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the portfolio, the Registrant or its shareholders or by UBS Global AM in connection with the matters to which such Sub-Advisory Agreement relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from its reckless disregard of its obligations and duties under such Sub-Advisory Agreement.

          Section 9 of the Principal Underwriting Contract provides that the Registrant will indemnify UBS Global AM and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by UBS Global AM to the Registrant for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933, as amended ("1933 Act"). Section 9 of the Principal Underwriting Contract also provides that UBS Global AM agrees to indemnify, defend and hold the Registrant, its officers and trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by UBS Global AM for use in the Registration Statement or arising out of an agreement between UBS Global AM and any retail dealer, or arising out of supplementary literature or advertising used by UBS Global AM in connection with the Principal Underwriting Contract.

          Section 9 of the Dealer Agreement with UBS Financial Services Inc. ("UBS Financial Services") contains provisions similar to Section 9 of the Principal Underwriting Contract, with respect to UBS Financial Services. Section 13 of the Selected Dealer Agreement also contains provisions similar to Section 9 of the Principal Underwriting Contract, with respect to the applicable dealer.

          Section 15 of the Principal Underwriting Contract contains provisions similar to Section 10 of the Management and Administration Agreement.

          Insofar as indemnification for liabilities arising under the 1933 Act may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

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Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

          UBS Global AM is a registered investment advisor and serves as manager for all series of the Registrant and as investment advisor for UBS PACE Money Market Investments. UBS Global AM is primarily engaged in the investment management and financial services business. Information on the officers and directors of UBS Global AM is included in its Form ADV filed with the Commission (registration number 801-13219) and is incorporated herein by reference. UBS Global AM, with the approval of the Registrant's board of trustees, selects investment advisors for each series of the Registrant other than UBS PACE Money Market Investments. The following companies, all of which are registered investment advisors, serve as investment advisors for the other series of the Registrant.

          Pacific Investment Management Company LLC ("PIMCO") serves as investment advisor for UBS PACE Government Securities Fixed Income Investments and UBS PACE Strategic Fixed Income Investments. PIMCO is primarily engaged in the investment management business. Information on the officers and directors of PIMCO is included in its Form ADV filed with the Commission (registration number 801-7260) and is incorporated herein by reference.

          BlackRock Financial Management, Inc. ("BlackRock") serves as investment advisor for UBS PACE Intermediate Fixed Income Investments. BlackRock is primarily engaged in the investment management business. Information on the officers and directors of BlackRock is included in its Form ADV filed with the Commission (registration number 801-48433) and is incorporated herein by reference.

          Standish Mellon Asset Management Company LLC ("Standish Mellon") serves as investment advisor for UBS PACE Municipal Fixed Income Investments. Standish Mellon is primarily engaged in the investment management business. Information on the officers and directors of Standish Mellon is included in its Form ADV filed with the Commission (registration number 801-60527) and is incorporated herein by reference.

          Rogge Global Partners plc ("Rogge") serves as an investment advisor for UBS PACE Global Fixed Income Investments. Rogge Global Partners is primarily engaged in the investment management business. Information on the officers and directors of Rogge Global Partners is included in its Form ADV filed with the Commission (registration number 801-25482) and is incorporated herein by reference.

          Fischer Francis Trees & Watts, Inc. ("FFTW (NY)") and its affiliates serve as investment advisors for UBS PACE Global Fixed Income Investments. FFTW
(NY) and its affiliates are primarily engaged in the investment management business. Information on the officers and directors of FFTW (NY) is included in its Form ADV filed with the Commission (registration number 801-10577) and is incorporated herein by reference. Information about the affiliates of FFTW (NY) is included in their Forms ADV filed with the Commission and is incorporated herein by reference. The registration number for Fisher Francis Trees & Watts (United Kingdom) is 801-37205, the registration number for Fischer Francis Trees & Watts Pte Ltd (Singapore) is 801-56491 and the registration number for Fischer Francis Trees & Watts, Ltd. Kabushiki Kaisha is 801-58057.

          Institutional Capital Corporation ("ICAP") serves as an investment advisor for UBS PACE Large Co Value Equity Investments. ICAP is primarily engaged in the investment management business. Information on the officers and directors of ICAP is included in its Form ADV filed with the Commission (registration number 801-40779) and is incorporated herein by reference.

          Westwood Management Corporation ("Westwood") serves as an investment advisor for UBS PACE Large Co Value Equity Investments. Westwood is primarily engaged in the investment management business. Information on the officers and directors of Westwood is included in its Form ADV filed with the Commission (registration number 801-18727) and is incorporated herein by reference.

          SSgA Funds Management, Inc. ("SSgA") serves as an investment advisor for UBS PACE Large Co Value Equity Investments and UBS PACE Large Co Growth Equity Investments. Information on the officers and directors of SSgA is included in its Form ADV filed with the Commission (registration number 801-60103) and is incorporated herein by reference.

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          GE Asset Management Incorporated ("GEAM") serves as an investment advisor for UBS PACE Large Co Growth Equity Investments. GEAM is primarily engaged in the investment management business. Information on the officers and directors of GEAM is included in its Form ADV filed with the Commission (registration number 801-31947) and is incorporated herein by reference.

          Marsico Capital Management, LLC ("Marsico") serves as an investment advisor for UBS PACE Large Co Growth Equity Investments. Marsico is primarily engaged in the investment management business. Information on the officers and directors of Marsico is included in its Form ADV filed with the Commission (registration number 801-54914) and is incorporated herein by reference.

          Ariel Capital Management, LLC ("Ariel") serves as an investment advisor for UBS PACE Small/Medium Co Value Equity Investments. Ariel is primarily engaged in the investment management business. Information on the officers and directors of Ariel is included in its Form ADV filed with the Commission (registration number 801-18767) and is incorporated herein by reference.

          Metropolitan West Capital Management, LLC ("MetWest Capital") serves as investment advisor for UBS PACE Small/Medium Co Value Equity Investments. MetWest Capital is primarily engaged in the investment management business. Information on the officers and directors of MetWest Capital is included in its Form ADV filed with the Commission (registration number 801-57001) and is incorporated herein by reference.

          Opus Capital Management, Inc. ("Opus") serves as investment advisor for UBS PACE Small/Medium Co Value Equity Investments. Opus is primarily engaged in the investment management business. Information on the officers and directors of Opus is included in its Form ADV filed with the Commission (registration number 801-51533) and is incorporated herein by reference.

          Delaware Management Company ("Delaware") serves as investment advisor for UBS PACE Small/Medium Co Growth Equity Investments. Delaware is primarily engaged in the investment management business. Information on the officers and directors of Delaware is included in its Form ADV filed with the Commission (registration number 801-32108) and is incorporated herein by reference.

          Forstmann-Leff Associates, LLC ("Forstmann-Leff") serves as investment advisor for UBS PACE Small/Medium Co Growth Equity Investments. Forstmann-Leff is primarily engaged in the investment management business. Information on the officers and directors of Forstmann-Leff is included in its Form ADV filed with the Commission (registration number 801-17044) and is incorporated herein by reference.

          Riverbridge Partners, LLC ("Riverbridge") serves as investment advisor for UBS PACE Small/Medium Co Growth Equity Investments. Riverbridge is primarily engaged in the investment management business. Information on the officers and directors of Riverbridge is included in its Form ADV filed with the Commission (registration number 801-57432) and is incorporated herein by reference.

          Martin Currie Inc. ("Martin Currie") serves as investment advisor for UBS PACE International Equity Investments. Martin Currie is primarily engaged in the investment management business. Information on the officers and directors of Martin Currie is included in its Form ADV filed with the Commission (registration number 801-14261) and is incorporated herein by reference.

          J. P. Morgan Investment Management Inc. ("J. P. Morgan") serves as investment advisor for UBS PACE International Equity Investments. J. P. Morgan is primarily engaged in the investment management business. Information on the officers and directors of J. P. Morgan is included in its Form ADV filed with the Commission (registration number 801-21011) and is incorporated herein by reference.

          Gartmore Global Partners ("GGP") serves as investment advisor for UBS PACE International Emerging Markets Equity Investments. GGP is primarily engaged in the investment management business. Information on the officers and directors of GGP is included in its Form ADV filed with the Commission (registration number 801-48811) and is incorporated herein by reference.

          Mondrian Investment Partners Limited ("Mondrian") serves as investment advisor for UBS PACE International Equity Investments and UBS PACE International Emerging Markets Equity Investments. Mondrian is primarily engaged in the investment management business. Information on the officers and directors of Mondrian is included in its Form ADV filed with the Commission (registration number 801-37702) and is incorporated herein by reference.

          Analytic Investors, Inc. ("Analytic Investors") is expected to serve as investment advisor for UBS PACE Alternative Strategies Investments. Analytic Investors is primarily engaged in the investment management business. Information on the officers and directors of Analytic Investors is included in its Form ADV filed with the Commission (registration number 801-7082) and is incorporated herein by reference.

          Wellington Management, LLP ("Wellington Management") is expected to serve as investment advisor for UBS PACE Alternative Strategies Investments. Wellington Management is primarily engaged in the investment management business. Information on the officers and directors of Wellington Management is included in its Form ADV filed with the Commission (registration number 801-15908) and is incorporated herein by reference.

          MacKay Shields, LLC ("MacKay Shields") is expected to serve as investment advisor for UBS PACE High Yield Investments. MacKay Shields is primarily engaged in the investment management business. Information on the officers and directors of MacKay Shields is included in its Form ADV filed with the Commission (registration number 801-5594) and is incorporated herein by reference.

Item 27.  PRINCIPAL UNDERWRITERS

          (a) UBS Global AM serves as principal underwriter and/or investment advisor, sub-advisor or manager for the following other investment companies:

                    GLOBAL HIGH INCOME DOLLAR FUND, INC
                    INSURED MUNICIPAL INCOME FUND, INC.
                    INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
                    MANAGED HIGH YIELD PLUS FUND INC.
                    SMA RELATIONSHIP TRUST
                    STRATEGIC GLOBAL INCOME FUND, INC.
                    THE UBS FUNDS
                    UBS CASHFUND INC.
                    UBS INDEX TRUST
                    UBS INVESTMENT TRUST
                    UBS MANAGED MUNICIPAL TRUST
                    UBS MASTER SERIES, INC.
                    UBS MONEY SERIES
                    UBS MUNICIPAL MONEY MARKET SERIES
                    UBS RMA MONEY FUND, INC.
                    UBS RMA TAX-FREE FUND, INC.
                    UBS SERIES TRUST

          (b) UBS Global AM is the Registrant's principal underwriter. Information on the directors and officers of UBS Global AM, their principal business addresses and their positions and offices with UBS Global AM is included in its Form ADV, as filed with the Commission (registration number 801-13219) and is incorporated herein by reference. The information set forth below is furnished for those directors and officers of UBS Global AM who also serve as trustees or officers of the Registrant.

                                                                 POSITION AND OFFICES WITH PRINCIPAL
NAME                          POSITION WITH REGISTRANT           UNDERWRITER
----                          ------------------------           -----------------------------------
Joseph Allessie*              Vice President and Assistant       Director and Deputy General Counsel
                              Secretary                          of UBS Global AM

                                                                 POSITION AND OFFICES WITH PRINCIPAL
NAME                          POSITION WITH REGISTRANT           UNDERWRITER
----                          ------------------------           -----------------------------------
W. Douglas Beck*              President                          Executive Director and Head of Product
                                                                 Development and Management of UBS Global AM

Thomas Disbrow*               Vice President and Assistant       Director, Head of Retail Mutual Fund
                              Treasurer                          Operations and Co-Head of the Mutual Fund
                                                                 Finance Department of UBS Global AM

Mark F. Kemper**              Vice President and Secretary       Managing Director and General Counsel of
                                                                 UBS Global AM

Joanne M. Kilkeary*           Vice President and Assistant       Associate Director and Senior Manager of the
                              Treasurer                          Mutual Fund Finance Department of UBS Global
                                                                 AM

Tammie Lee*                   Vice President and Assistant       Director and Associate General Counsel
                              Secretary                          of UBS Global AM

Joseph T. Malone*             Vice President and Assistant       Director and Co-Head of the Mutual Fund
                              Treasurer                          Finance Department of UBS Global AM

Michael H. Markowitz**        Vice President                     Managing Director, Portfolio Manager and Head
                                                                 of U.S. Short Duration Fixed Income of UBS
                                                                 Global AM

Joseph McGill*                Vice President and Chief           Executive Director and Chief Compliance
                              Compliance Officer                 Officer of UBS Global AM

Eric Sanders*                 Vice President and Assistant       Director and Assistant General Counsel
                              Secretary                          of UBS Global AM

Keith A. Weller*              Vice President and Assistant       Executive Director and Senior
                              Secretary                          Associate General Counsel of UBS Global AM

----------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.

          (c) None.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

          The books and other documents required by: (i) paragraphs (b)(4), (c) and (d) of Rule 31a-1; and (ii) paragraphs (a)(3), (a)(4), (a)(5), (c) and (e) of Rule 31a-2 under the Investment Company Act of 1940 are maintained in the physical possession of UBS Global AM at 51 West 52nd Street, New York, New York 10019-6114. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29.  MANAGEMENT SERVICES

          Not applicable.

Item 30.  UNDERTAKINGS

          None.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 21 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 2nd day of March, 2006.


                         UBS PACE SELECT ADVISORS TRUST

                         By: /s/ Eric Sanders
                             -------------------------------
                             Eric Sanders
                             Vice President and Assistant Secretary

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                               TITLE                                   DATE
---------                               -----                                   ----
/s/ Richard Q. Armstrong                Trustee and Chairman of the Board of    March 02, 2006
------------------------                Trustees
Richard Q. Armstrong*

/s/ David J. Beaubien                   Trustee                                 March 02, 2006
---------------------
David J. Beaubien*

/s/ W. Douglas Beck                     President                               March 02, 2006
-------------------
W. Douglas Beck*

/s/ Alan S. Bernikow                    Trustee                                 March 02, 2006
--------------------
Alan S. Bernikow**

/s/ Richard R. Burt                     Trustee                                 March 02, 2006
-------------------
Richard R. Burt*

/s/ Thomas Disbrow                      Vice President and Treasurer            March 02, 2006
------------------
Thomas Disbrow

/s/ Meyer Feldberg                      Trustee                                 March 02, 2006
------------------
Meyer Feldberg*

/s/ Bernard H. Garil                    Trustee                                 March 02, 2006
--------------------
Bernard H. Garil**

/s/ Heather Richardson Higgins          Trustee                                 March 02, 2006
------------------------------
Heather Richardson Higgins**

* Signatures affixed by Elise M. Dolan pursuant to Powers of Attorney dated May 12, 2005, and incorporated by reference from Post-Effective Amendment No. 22 to the registration statement of UBS Municipal Money Market Series, SEC File No. 33-36766, filed June 30, 2005.

** Signatures affixed by Elise M. Dolan pursuant to Powers of Attorney dated February 08, 2006, and filed herewith.

                         UBS PACE SELECT ADVISORS TRUST

                                  EXHIBIT INDEX

EXHIBIT
NUMBER
-------
(16)      (b)  Powers of Attorney for Messrs. Bernikow and Garil and Ms. Higgins